Authorised and issued share capital - Additional Information (Detail) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) shares ADRs yr £ / shares $ / ADRs	Dec. 31, 2019 GBP (£) £ / shares $ / ADRs shares	Dec. 31, 2018 £ / shares $ / ADRs
Disclosure of classes of share capital [line items]
Share option granted in Life | yr	10
WPP Share Option Plan 2015 [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Threshold period for employment participation in employee stock ownership plan	2 years
WPP Worldwide Share Ownership Program [member]
Disclosure of classes of share capital [line items]
Vesting period	3 years
WPP Worldwide Share Ownership Program [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Threshold period for employment participation in employee stock ownership plan	2 years
Executive Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Vesting period	3 years
Share option performance effect	nine years and eight months
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of the ordinary shares of the Company held by the ESOP	4,863,244	9,219,837
Market value of the ordinary shares of the Company held by the ESOP | £	£ 38.9	£ 98.3
Number of ordinary shares held in treasury	70,748,100	70,787,730
Ordinary shares held in Treasury at market value | £	£ 566.0	£ 755.0
Average share price | £ / shares	£ 6.96	£ 9.39	£ 11.56
Ordinary shares [member] | WPP Share Option Plan 2015 [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option	11,276,225
Ordinary shares [member] | WPP Executive Share Option Scheme [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option	6,741
Ordinary shares [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option	1,330,679
American depository receipts [member]
Disclosure of classes of share capital [line items]
Average ADR Price | $ / ADRs	44.56	59.93	77.31
American depository receipts [member] | WPP Share Option Plan 2015 [member]
Disclosure of classes of share capital [line items]
Unexercised options | ADRs	1,332,900
American depository receipts [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of classes of share capital [line items]
Unexercised options | ADRs	233,799
Share purchase options [member]
Disclosure of classes of share capital [line items]
Unrecognised compensation costs related to share options | £	£ 7.2	£ 7.3
Unrecognised compensation cost related to share options, weighted average period	20 months	19 months